Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	4. Cash and cash equivalents

	December 31, 2022	December 31, 2021

BCRA - Unrestricted current account	161,414,645	276,574,172
Cash	117,455,922	144,641,271
Balances with other local and foreign institutions	17,421,747	4,105,394
Allowances for ECL	(95,323)	(131,745)

TOTAL	296,196,991	425,189,092